Other Accounts Payable - Schedule of Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Accounts Payable [Abstract]
Employees’ salaries and related liabilities	$ 414	$ 388
Related parties	421	354
Accrued expenses	508	267
Other	21	17
Total	$ 1,364	$ 1,026